Derivative Financial Instruments (Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2023	Mar. 31, 2023
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 7,285	¥ 10,271
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	613	331
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	6,232	9,585
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 441	¥ 355